Intangible assets, net (Schedule of estimated future amortization of intangible assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 12,248
2027	11,670
2028	9,264
2029	3,372
Total	$ 36,554	$ 41,882